Contingencies (Details Narrative) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended
	Nov. 20, 2014	May 13, 2014	Dec. 14, 2013	Jan. 02, 2015	Jun. 13, 2014	Oct. 31, 2014	Aug. 30, 2014	Dec. 31, 2015
Single payment not yet received, recorded as an allowance to offset amount receivable, along with corresponding loss on settlement of debt								$ 400,000
Agreement
EuroGas AG shares to be acquired			240,000,000
Interests to be acquired			26.00%
Cash to be received			$ 5,000,000
Company shares to be issued in exchange			348,000,000
Second Amendment
EuroGas AG shares to be acquired					240,000,000
Cash to be received		$ 100,000			$ 400,000	$ 4,000,000	$ 500,000
Company shares to be issued in exchange		69,000,000			279,000,000
Extension Agreement
Cash to be received	$ 400,000			$ 4,500,000